Long-Term Equity Investment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Equity Investment, Net [Abstract]
Schedule of Long-Term Equity Investment, Net
Amount
RMB
Balance as of December 31, 2023	3,000
Impairment loss	(1,000)
Balance as of June 30, 2024	2,000

Balance as of December 31, 2024	2,000
Addition	11,000
Balance as of June 30, 2025	13,000